Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Schedule of operating lease expenses recognized

	2018	2017
Lease expenses	$453,162	416,437

Summary of leased assets with recognized right of use

Right-of-use assets			Balance as of
	Balance as of		December 31,
	January 1	Additions	2019
Buildings and construction	$320,528	59,483	380,011
Machinery and equipment	370,410	76,769	447,179
Transportation equipment	219,132	64,200	283,332
Computer equipment	12,340	2,674	15,014
Total	$922,410	203,126	1,125,536

Depreciation of right-of-use assets	Balance as of
December 31,
2019
Buildings and construction	$(97,736)
Machinery and equipment	(116,391)
Transportation equipment	(84,120)
Computer equipment	(4,557)
Total	$(302,804)
Total right-of-use assets	$822,732

Summary of movements in liabilities for these lease contracts
a)	The movements in liabilities for these lease contracts were as follows:

Lease liabilities	Balance as of				Currency	Balance as
	January 1,			Interest	translation	of December
	2019	Additions	Payment	paid	effect	31, 2019
Buildings and construction	$320,528	59,297	(113,097)	17,423	(3,874)	280,277
Machinery and equipment	370,410	63,662	(124,435)	11,933	(12,860)	308,710
Transportation equipment	219,132	64,129	(82,381)	8,070	(4,692)	204,258
Computer equipment	12,340	2,674	(5,294)	371	(286)	9,805
Total	$922,410	189,762	(325,207)	37,797	(21,712)	803,050
Current Lease liabilities	—	—	—	—	—	(149,538)
Long term lease liabilities	$—	—	—	—	—	653,512

Summary of Maturity Analysis of Operating Lease Payment
a)	The analysis of the maturity of the long-term lease liabilities is shown below:

2020	$263,160
2021	190,613
2022	144,267
Subsequent	55,472
$653,512